Capital Stock and Changes in Capital Accounts, Preferred Stock (Details) - $ / shares	Dec. 31, 2023	Oct. 16, 2023	Oct. 13, 2023	Jul. 17, 2023	Jul. 14, 2023	Apr. 17, 2023	Mar. 20, 2023	Feb. 08, 2023	Jan. 17, 2023	Dec. 31, 2022	Oct. 14, 2022	Sep. 21, 2022	Nov. 29, 2021
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000									100,000,000			100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01									$ 0.01			$ 0.01
Preferred stock, shares issued (in shares)	520,459									519,172
Preferred stock, shares outstanding (in shares)	520,459									519,172
Series A Participating Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000									100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01									$ 0.01
Preferred stock, shares issued (in shares)	0									0
Preferred stock, shares outstanding (in shares)	0									0
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000									100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01									$ 0.01
Preferred stock, shares outstanding (in shares)	500,000									500,000
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000									100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01									$ 0.01
Preferred stock, shares issued (in shares)	5,521									10,000
Preferred stock, shares outstanding (in shares)	5,521		15,314		15,314	10,000			10,000	10,000
Series D Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000									100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01							$ 0.01		$ 0.01		$ 0.01
Preferred stock, shares issued (in shares)	13,738									9,172	25,000
Preferred stock, shares outstanding (in shares)	13,738	13,739		13,739		9,172			9,172	9,172
Series E Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares)	100,000,000									100,000,000
Preferred stock, par value (in dollars per share)	$ 0.01						$ 0.01			$ 0.01